8. INCOME TAXES (Tables)	7 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of deferred tax amounts
Inception (June 5, 2013) to December 31, 2013
Deferred tax attributed:
Net operating loss carryover	$(241,727)
Less: change in valuation allowance	$(241,727)
Net deferred tax asset	$-